Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized, asset	[1]	$ 17,716	$ 11,599
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		17,716	11,599
Gross amounts not offset in the balance sheet, financial instruments, asset		0	0
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(34,764)	(26,853)
Net amount, asset		(17,048)	(15,254)
Gross amounts of recognized, liability	[1]	(18,225)	(33,359)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(18,225)	(33,359)
Gross amounts not offset in the balance sheet, financial instruments, liability		0	0
Gross amounts not offset in the balance sheet, cash collateral received		1,671	11,503
Net amount, liability		$ (16,554)	$ (21,856)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.